CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income	$ 7,531,625	$ 4,629,045	$ 2,641,298
Investment Securities Available for Sale
Gains (Losses) on Securities Arising During the Year	6,432,906	(13,886,854)	(283,076)
Tax Effect	(2,187,189)	4,721,531	96,246
Realized Gains (Losses) on sale of AFS Securities	(23,735)	(2,819)	(2,897,032)
Tax Effect	8,070	959	984,991
Impairment Loss on Securities	0	366,623	59,568
Tax Effect	0	(124,652)	(20,253)
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	4,230,052	(8,925,212)	(2,059,556)
Comprehensive Income (Loss)	$ 11,761,677	$ (4,296,167)	$ 581,742